PIA BBB Bond Fund
Managed Account Completion Shares (MACS) (PBBBX)
PIA MBS Bond Fund
Managed Account Completion Shares (MACS) (PMTGX)
PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS) (PIAMX)
(Each a “Fund,” collectively, the “Funds”)
Supplement dated October 20, 2022 to the
Prospectus and Statement of Additional Information (the “SAI”)
dated March 30, 2022, as supplemented

Effective immediately, the address for Pacific Income Advisers, Inc. has been changed to the following:

Pacific Income Advisers, Inc.
2321 Rosecrans Avenue, Suite 1260
El Segundo, CA 90245

Please retain this supplement with the Prospectus and SAI.

PIA High Yield Fund
Institutional Class (PHYSX)
(the “Fund”)
Supplement dated October 20, 2022 to the
Prospectus and Statement of Additional Information (the “SAI”)
dated March 30, 2022, as supplemented

Effective immediately, the address for Pacific Income Advisers, Inc. has been changed to the following:

Pacific Income Advisers, Inc.
2321 Rosecrans Avenue, Suite 1260
El Segundo, CA 90245

Please retain this supplement with the Prospectus and SAI.

PIA Short-Term Securities Fund
Advisor Class (PIASX)
(the “Fund”)

Supplement dated October 20, 2022 to the
Prospectus and Statement of Additional Information (the “SAI”)
dated March 30, 2022, as supplemented

Effective immediately, the address for Pacific Income Advisers, Inc. has been changed to the following:

Pacific Income Advisers, Inc.
2321 Rosecrans Avenue, Suite 1260
El Segundo, CA 90245

Please retain this supplement with the Prospectus and SAI.